UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    March 31, 2014

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 41.6%
Federal Home Loan Mortgage Corporation - 8.8%
771,398	4.00	7/1/25	826,479
396,344	5.82	10/1/37	441,789
115,833	6.38	12/1/26	130,143
16,839	6.38	12/1/27	19,429
1,758,956	6.50	11/1/27	1,982,054
225,945	6.50	10/1/36	254,603
3,030,771	6.50	11/1/37	3,415,180
613,252	6.50	11/1/37	691,034
1,190,447	6.50	1/1/38	1,357,819
2,135,004	6.50	8/1/38	2,405,799
2,523,680	6.50	11/1/38	2,843,773
58,030	6.50	1/1/39	65,390
458,790	6.50	9/1/39	522,077
564,472	6.88	2/17/31	636,201
101,774	7.00	8/1/27	105,642
105,769	7.00	10/1/27	110,555
3,258,691	7.00	4/1/28	3,672,270
711,602	7.00	10/1/28	796,841
215,156	7.00	6/1/36	235,969
336,136	7.00	8/1/36	367,848
134,202	7.00	8/1/36	144,349
693,192	7.00	2/1/37	773,163
75,105	7.00	2/1/37	81,846
463,121	7.00	9/1/37	518,973
1,846,499	7.00	10/1/37	2,091,138
477,995	7.00	10/1/37	540,755
185,387	7.00	10/1/37	195,202
1,656,742	7.00	7/1/38	1,887,874
1,930,524	7.00	8/1/38	2,139,595
11,347,912	7.00	10/1/38	12,534,056
2,217,994	7.00	1/1/39	2,420,784
812,246	7.00	1/1/39	941,038
80,471	7.38	12/17/24	87,786
176,021	7.50	1/1/31	189,597
878,313	7.50	1/1/32	1,041,506
858,752	7.50	8/1/32	987,739
348,945	7.50	9/1/37	401,942
237,446	7.50	10/1/38	274,474
52,072	7.95	10/1/25	54,352
42,861	7.95	10/1/25	44,127
33,037	7.95	11/1/25	33,437
153,085	8.00	5/1/31	172,893
156,793	8.00	11/1/36	187,106
696,210	8.00	1/1/37	795,992
8,087	8.25	12/1/17	8,114
11,699	8.50	10/1/19	12,302
900,700	8.50	12/1/21	1,036,567
449,732	8.50	6/20/27	552,990
101,991	8.50	12/1/29	116,252

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

221,760	8.50	3/1/31		260,396
12,554	9.00	11/1/15		12,606
26,212	9.00	11/1/25		27,327
499,028	9.00	3/20/27		540,279
885,308	9.00	2/17/31		981,032
557,782	9.00	5/1/31		637,721
29,521	9.25	2/1/18		29,948
10,704	9.25	3/1/19		10,808
21,630	9.50	4/1/18		21,724
337,534	9.50	12/17/21		376,246
3,075	9.75	12/1/16		3,092
7,393	9.75	12/1/17		7,425
29,937	10.00	9/1/20		30,906
333,138	10.00	3/1/21		368,672
310,113	10.00	3/17/25		343,257
205,782	10.00	3/25/25		219,298
262,360	10.00	7/1/30		271,729
66,931	10.50	6/1/19		74,747
76,153	11.00	8/25/20		77,248

				55,441,305

Federal National Mortgage Association - 19.5%
4,457	3.78	3/1/19	[1]	4,480
1,406,657	5.50	12/1/32		1,570,023
2,675,663	5.61	11/1/22		2,943,067
65,746	5.76	3/1/33		73,584
2,165,068	5.96	6/1/28		2,322,840
862,004	5.96	6/1/28		953,163
65,144	6.00	9/1/28		72,697
329,768	6.00	8/1/34		373,716
247,099	6.00	9/1/37		269,801
1,234,025	6.00	10/1/39		1,391,310
475,082	6.15	6/1/33	[1]	504,833
132,336	6.20	11/1/27		153,209
105,172	6.35	10/1/30		122,390
48,602	6.50	1/1/22		52,407
159,633	6.50	8/1/27		179,993
1,181,887	6.50	3/1/29		1,308,140
989,586	6.50	6/1/31		1,094,021
456,330	6.50	2/1/33		515,095
173,511	6.50	8/1/34		193,959
730,083	6.50	7/1/36		824,210
3,063,047	6.50	10/1/36		3,467,677
2,197,746	6.50	10/1/36		2,478,055
1,037,054	6.50	10/1/36		1,169,323
4,819,414	6.50	12/1/36		5,434,098
439,562	6.50	8/1/37		495,625
890,109	6.50	9/1/37		1,003,636
329,323	6.50	9/1/37		371,556
762,384	6.50	10/1/37		859,621
1,950,143	6.50	2/1/38		2,198,871
541,429	6.50	2/1/38		610,485
371,694	6.50	3/1/38		419,102

See accompanying notes to schedule of investments.
JUNE 30, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,129,350	6.50	5/1/38		1,273,391
1,828,998	6.50	9/1/38		2,067,938
791,545	6.50	9/1/38		892,501
1,827,670	6.50	10/1/38		2,060,777
776,446	6.50	11/1/38		875,477
1,744,427	6.50	1/1/39		1,939,811
1,785,136	6.50	10/1/39		2,012,818
281,939	6.50	5/1/40		317,898
820,887	6.50	6/1/40		925,586
33,537	6.91	11/1/26		34,243
91,249	6.91	8/1/27		100,868
140,536	6.95	8/1/21	[1]	143,580
101,559	7.00	6/1/17		107,709
139,472	7.00	9/1/21		154,620
43,209	7.00	9/1/21		44,705
543,585	7.00	6/1/22		612,163
136,009	7.00	6/1/22		148,925
155,323	7.00	1/1/24		166,279
140,399	7.00	2/1/32		155,413
294,818	7.00	4/1/32		331,034
369,782	7.00	5/1/32		416,334
111,340	7.00	6/1/32		128,618
86,607	7.00	6/1/32		98,572
92,881	7.00	10/1/32		103,063
12,765,634	7.00	12/1/32		14,536,834
397,078	7.00	7/1/33		447,604
642,186	7.00	10/1/33		730,372
7,632,347	7.00	12/1/33		8,914,213
243,130	7.00	1/1/35		274,120
1,317,041	7.00	1/1/36		1,465,339
303,628	7.00	3/1/36		353,856
1,423,869	7.00	7/1/36		1,570,017
6,512,780	7.00	8/1/36		7,505,461
62,883	7.00	1/1/37		73,368
2,110,410	7.00	3/1/37		2,383,766
1,029,974	7.00	7/1/37		1,141,086
184,757	7.00	9/1/37		208,429
3,347,130	7.00	10/1/37		3,809,570
267,455	7.00	12/1/37		297,592
944,783	7.00	3/1/38		1,077,605
992,257	7.00	10/1/38		1,101,026
1,619,545	7.00	11/1/38		1,880,961
401,366	7.00	11/1/38		456,819
2,972,330	7.00	5/1/39		3,251,095
150,912	7.50	6/1/22		166,162
187,422	7.50	8/1/22		202,127
196,851	7.50	12/1/22		217,608
67,494	7.50	3/1/23		70,582
782,252	7.50	10/1/31		896,322
331,404	7.50	4/1/32		378,177
23,758	7.50	8/1/32		25,969
525,556	7.50	4/1/33		614,625

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

361,304	7.50	1/1/34	428,683
439,618	7.50	5/1/37	489,224
80,793	7.50	5/1/37	89,909
3,248,689	7.50	10/1/37	3,710,833
278,195	7.50	10/1/37	318,490
671,342	7.50	2/1/38	736,802
54,064	7.62	12/1/16	57,091
194,912	7.95	9/15/20	215,754
12,558	8.00	4/1/16	12,709
127,693	8.00	10/1/23	138,832
744,901	8.00	6/1/25	842,467
283,891	8.00	2/1/31	329,075
193,415	8.00	1/1/32	220,787
1,380,891	8.00	11/1/37	1,693,928
238,242	8.00	11/1/37	276,885
556,449	8.00	3/1/38	652,452
289,692	8.09	11/15/31	336,938
65,932	8.30	7/20/28	68,374
111,532	8.33	7/15/20	122,111
103,228	8.33	7/20/30	110,238
53,017	8.49	9/15/30	60,344
41,182	8.50	2/1/16	42,179
12,757	8.50	8/1/18	12,810
13,357	8.50	7/1/26	13,416
237,341	8.50	11/1/26	272,653
186,142	8.50	3/1/28	213,563
183,489	8.50	10/1/28	217,578
78,096	8.50	11/1/28	90,725
365,189	8.50	4/1/29	424,210
199,623	8.50	10/1/29	231,286
150,981	8.50	10/1/29	174,542
10,353	8.50	6/1/30	10,395
248,806	8.50	7/1/30	289,398
237,243	8.50	7/1/30	283,251
163,204	8.50	8/1/30	197,757
609,647	8.50	4/1/32	721,035
67,772	8.50	5/1/32	70,692
778,196	8.50	1/1/37	931,843
44,436	8.93	3/15/22	45,572
10,643	9.00	10/1/19	10,782
177,956	9.00	9/1/24	197,009
42,019	9.00	6/15/25	44,344
161,575	9.00	6/1/30	187,614
202,106	9.00	7/1/30	224,154
139,010	9.00	10/1/30	159,835
214,239	9.00	2/1/31	252,616
25,864	9.00	7/1/31	26,123
121,206	9.00	10/1/31	144,499
161,698	9.00	8/1/37	190,591
342,596	9.00	1/1/38	387,629
200,840	9.00	2/1/38	227,560
16,290	9.25	10/1/16	16,359

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

20,825	9.25	2/1/17	21,172
73,034	9.26	5/15/28	76,577
25,511	9.50	5/1/19	25,627
179,895	9.50	3/1/20	195,122
200,898	9.50	7/1/20	225,617
19,903	9.50	9/1/20	21,911
15,678	9.50	12/15/20	15,748
11,984	9.50	4/15/21	13,649
44,541	9.50	8/1/24	47,019
12,139	9.50	12/1/24	12,194
66,536	9.50	5/1/27	78,143
377,917	9.50	5/1/29	423,338
161,702	9.50	4/1/30	190,768
615,205	9.50	8/1/31	746,603
51,166	9.53	7/15/20	52,837
352,161	9.73	8/20/25	406,662
30,501	9.75	10/1/21	33,267
45,163	9.75	4/1/25	51,107
3,956	10.00	2/1/15	3,968
6,431	10.00	3/1/15	6,469
16,064	10.00	1/1/24	16,139
104,581	10.00	2/1/28	123,442
213,359	10.00	6/1/30	249,009
18,932	10.05	8/15/20	19,020
11,334	10.18	7/1/20	11,415
88,656	10.50	6/1/28	98,144

			122,982,928

Government National Mortgage Association - 12.2%
1,248,170	4.00	12/15/24	1,327,878
1,163,124	4.00	10/20/30	1,230,040
9,099,514	4.00	8/20/31	9,610,420
8,499,169	4.00	8/20/31	8,976,434
1,632,618	4.00	12/20/31	1,721,731
1,625,026	4.25	10/20/31	1,734,940
905,502	4.25	3/20/37	960,975
6,067,915	4.50	6/15/40	6,701,723
4,116,807	4.75	9/20/31	4,487,013
177,208	5.50	9/15/25	199,414
1,430,268	5.75	10/20/31	1,639,362
70,666	5.76	3/20/33	79,662
99,186	5.76	5/20/33	111,813
2,026,070	5.95	3/15/37	2,145,100
240,257	6.00	6/15/23	271,215
181,751	6.00	11/20/28	204,553
1,446,696	6.00	9/15/33	1,599,438
141,854	6.00	11/20/34	159,681
380,082	6.20	3/15/32	431,225
176,902	6.25	12/15/23	196,494
89,010	6.25	1/15/24	101,657
2,038,108	6.25	4/15/29	2,265,757
121,319	6.35	4/20/30	135,974

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

95,813	6.35	6/20/30	108,344
62,782	6.35	6/20/30	71,027
174,402	6.35	9/20/30	195,061
72,926	6.35	10/20/30	81,791
116,201	6.35	11/20/30	131,436
110,325	6.35	1/20/31	124,110
202,818	6.35	3/20/31	226,916
120,852	6.35	6/20/31	136,832
127,438	6.38	8/15/26	143,335
177,789	6.38	4/15/28	199,905
102,591	6.49	4/20/32	116,070
64,238	6.49	6/20/32	72,715
383,827	6.50	11/15/23	434,411
1,571,601	6.50	4/15/24	1,729,869
94,359	6.50	11/15/31	107,209
105,680	6.50	4/15/32	120,072
60,603	6.50	4/15/32	69,134
116,458	6.50	10/15/33	132,893
282,404	6.50	2/15/34	322,263
456,027	6.50	3/20/34	510,347
397,162	6.50	9/20/34	435,061
353,084	6.50	10/20/34	392,187
8,916,973	6.50	2/15/35	10,354,729
75,573	6.50	7/20/38	83,000
431,762	6.50	9/20/38	483,774
324,425	6.50	12/20/38	343,859
1,177,670	6.50	1/20/39	1,330,206
672,627	6.50	2/20/39	759,748
386,494	6.50	6/15/39	439,130
720,606	6.50	3/20/41	813,941
72,848	6.57	3/20/33	75,249
9,918	6.75	9/15/15	10,011
86,517	6.75	8/15/28	98,701
491,681	6.75	5/15/29	521,607
213,165	6.91	7/20/26	235,591
270,698	6.91	2/20/27	299,292
199,814	7.00	5/15/24	220,142
201,751	7.00	6/15/31	221,176
83,917	7.00	12/15/31	91,997
297,079	7.00	1/15/32	334,388
212,780	7.00	1/15/32	239,246
191,796	7.00	1/15/32	210,263
123,259	7.00	1/15/32	138,255
173,248	7.00	2/15/32	194,450
171,592	7.00	2/15/32	193,191
106,680	7.00	2/15/32	119,927
493,434	7.00	2/20/32	586,827
228,902	7.00	3/15/32	250,942
140,382	7.00	3/15/32	157,909
418,664	7.00	12/15/37	475,927
802,208	7.00	5/15/38	891,548
63,305	7.00	6/20/38	66,516

See accompanying notes to schedule of investments.
JUNE 30, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

220,109	7.00	9/15/38		248,406
282,895	7.00	11/15/38		318,749
229,105	7.00	12/15/38		248,120
79,391	7.00	12/20/38		89,940
294,096	7.00	1/20/39		331,310
138,400	7.02	4/20/26		148,924
73,495	7.05	9/20/26		76,933
379,795	7.10	5/20/25		419,468
192,178	7.15	4/20/27		214,352
59,142	7.25	5/15/29		61,016
200,635	7.50	1/20/38		230,303
174,722	7.50	3/15/39		200,648
59,284	7.75	6/15/20		64,538
86,051	7.95	7/20/25		96,636
85,900	7.95	9/20/25		96,507
65,936	7.95	4/20/26		69,278
96,258	7.99	6/20/22		106,368
10,430	8.00	10/15/14		10,778
622,462	8.00	6/20/31		746,647
97,059	8.25	4/15/19		106,870
17,625	8.50	9/15/16		17,810
74,327	8.50	12/20/26		85,989
62,600	9.00	12/15/20		71,304
43,128	10.00	10/15/19		44,823
50,648	10.50	2/15/20		58,911
28,964	10.50	8/15/21		29,643

				76,589,300

Small Business Administration - 1.1%
2,652,767	5.33	8/25/36		2,827,162
3,548,944	5.33	9/25/36		3,782,373

				6,609,535

Total Mortgage Pass-Through Securities
(cost: $260,408,810)				261,623,068

Collateralized Mortgage Obligations - 49.5%
Federal Home Loan Mortgage Corporation - 17.0%
28,120	4.73	3/25/44	[1]	28,302
36,077	6.00	9/15/21		37,930
55,985	6.00	6/15/28		62,803
1,992,228	6.00	5/15/36		2,202,324
130,018	6.25	5/15/29		132,923
622,485	6.50	9/15/23		693,429
189,211	6.50	3/15/24		212,386
56,652	6.50	2/15/30		62,999
188,787	6.50	8/15/31		216,694
756,937	6.50	1/15/32		852,770
261,755	6.50	3/15/32		295,867
940,612	6.50	6/25/32		1,017,828
60,028	6.50	7/15/32		67,016
13,304,161	6.50	5/15/33		15,582,578
1,848,717	6.50	11/15/41		2,144,398

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

124,119	6.50	8/15/42		128,310
1,093,596	6.50	2/25/43		1,293,126
293,044	6.50	3/25/43		327,842
759,539	6.50	7/25/43		853,212
999,412	6.50	9/25/43	[1]	1,143,822
1,095,600	6.50	10/25/43		1,252,755
90,946	6.70	9/15/23		104,135
474,239	6.95	3/15/28		549,313
46,243	7.00	12/15/20		48,787
40,143	7.00	3/15/21		43,835
217,473	7.00	9/15/21		229,297
121,754	7.00	10/15/22		137,420
43,965	7.00	11/15/22		49,423
1,313,485	7.00	3/25/23		1,463,547
48,755	7.00	4/15/23		54,139
68,625	7.00	5/15/23		77,544
154,743	7.00	7/15/23		174,816
390,420	7.00	1/15/24		443,677
280,811	7.00	3/15/24		318,959
233,846	7.00	8/15/25		267,942
298,359	7.00	9/15/26		337,340
815,429	7.00	10/15/27		838,744
446,325	7.00	6/15/29		512,842
4,631,203	7.00	8/15/29		5,142,456
1,119,904	7.00	8/15/29		1,295,879
638,651	7.00	10/20/29		739,922
5,832,484	7.00	11/15/29		6,446,925
12,694,706	7.00	12/15/29		14,096,786
323,568	7.00	1/15/30		372,661
710,336	7.00	10/15/30		812,942
400,505	7.00	7/15/31		458,496
395,278	7.00	4/15/32		446,265
1,868,151	7.00	5/15/32		2,151,006
11,625,569	7.00	8/15/41		13,090,147
2,520,893	7.00	2/25/43		3,056,165
830,239	7.00	3/25/43		929,088
812,932	7.00	7/25/43		938,428
157,502	7.50	10/15/21		176,138
464,503	7.50	7/15/22		520,567
578,353	7.50	3/15/23		647,754
2,009,140	7.50	4/15/23		2,266,457
166,348	7.50	9/20/26		194,246
869,519	7.50	3/15/28		1,000,297
541,150	7.50	9/15/29		625,760
536,428	7.50	6/15/30		621,571
457,588	7.50	8/15/30		530,805
534,977	7.50	9/15/30		618,342
287,824	7.50	9/15/30		330,812
412,715	7.50	11/15/30		478,205
6,542,754	7.50	6/15/34		8,012,407
876,696	7.50	9/25/43		1,044,991
201,975	8.00	7/15/21		227,294

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,945,934	8.00	2/15/23		2,214,335
101,269	8.00	4/25/24		115,580
350,906	8.00	2/15/27		408,391
359,504	8.00	11/20/29		425,899
553,299	8.00	1/15/30		666,284
47,532	8.25	6/15/22		53,958
250,886	8.30	11/15/20		282,810
73,534	8.50	10/15/22		81,971
338,961	8.50	3/15/25		395,955
105,828	8.50	3/15/32		124,365
225,233	9.00	12/15/19		246,758
5,283	9.15	10/15/20		5,747
217,539	9.50	2/15/20		238,983

				106,794,922

Federal National Mortgage Association - 25.3%
11,921,344	4.50	6/25/21		12,510,294
136,272	6.43	3/25/29	[1]	153,472
2,075,007	6.45	9/25/37	[1]	2,380,551
861,694	6.50	8/20/28		970,676
672,897	6.50	3/25/32		749,741
1,465,999	6.50	9/25/32		1,495,203
9,370,051	6.50	7/25/34		10,109,957
757,865	6.50	7/25/36		849,456
878,976	6.50	9/25/36		986,798
1,341,408	6.50	5/25/42		1,524,058
3,442,809	6.50	7/25/42		3,945,848
370,341	6.50	11/25/42		426,019
4,306,737	6.57	2/25/42	[1]	5,044,055
3,957,871	6.59	10/25/42	[1]	4,504,054
608,251	6.63	12/25/42	[1]	714,973
11,465,108	6.75	6/25/32		12,973,057
3,124,313	6.75	4/25/37		3,471,778
21,831	6.85	12/18/27		24,783
1,792,268	6.93	8/25/37	[1]	2,019,187
16,843	7.00	1/25/21		18,674
49,149	7.00	7/25/22		54,411
42,463	7.00	11/25/22		47,512
144,489	7.00	12/25/22		161,828
20,935	7.00	6/25/23		23,523
640,660	7.00	9/18/27		730,040
9,286,855	7.00	5/25/31		11,343,661
1,271,267	7.00	9/25/40		1,410,843
604,826	7.00	10/25/41		692,675
578,729	7.00	11/25/41		666,316
2,872,056	7.00	12/25/41		3,341,341
649,564	7.00	12/25/41		748,623
1,314,303	7.00	1/25/42		1,506,369
1,337,165	7.00	7/25/42		1,554,067
5,505,392	7.00	11/25/42		6,331,091
491,960	7.00	2/25/44		559,746
214,403	7.00	2/25/44		248,417
352,843	7.00	8/25/44		410,941

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

561,280	7.00	3/25/45		656,460
49,965	7.50	8/20/27		58,497
1,222,471	7.50	6/19/30	[1]	1,437,754
484,325	7.50	6/25/30		561,453
533,070	7.50	10/25/40		626,123
631,331	7.50	2/25/41		728,640
1,024,885	7.50	8/25/41		1,204,884
6,384,838	7.50	10/25/41		7,381,275
143,255	7.50	11/25/41		167,635
1,115,122	7.50	1/25/42		1,320,082
2,206,025	7.50	5/25/42		2,506,433
876,747	7.50	5/25/42		1,029,050
921,070	7.50	6/25/42		1,082,106
6,191,324	7.50	8/25/42		7,491,589
2,417,767	7.50	2/25/44		2,733,099
1,067,830	7.50	3/25/44		1,231,989
1,890,608	7.50	5/25/44		2,278,389
126,890	7.50	10/25/44		151,597
10,483,280	7.50	1/25/48		12,612,288
110,942	8.00	7/25/22		126,768
59,361	8.00	7/25/22		67,212
85,800	8.00	7/18/27		99,869
1,178,782	8.00	7/25/44		1,358,459
890,032	8.30	11/25/37	[1]	1,069,128
814,075	8.40	11/25/37	[1]	930,025
87,429	8.50	1/25/21		101,842
40,770	8.50	9/25/21		46,521
49,697	8.50	1/25/25		57,962
726,061	8.50	6/25/30		874,968
625,161	8.50	6/25/30		746,331
39,551	8.70	12/25/19		44,485
60,529	8.72	10/25/42	[1]	70,474
14,972	8.75	9/25/20		16,185
57,667	8.95	10/25/20		65,064
93,759	9.00	7/25/19		103,070
44,898	9.00	12/25/19		50,016
5,175	9.00	3/25/20		5,868
75,569	9.00	5/25/20		85,769
61,836	9.00	6/25/20		70,254
10,172	9.00	6/25/20		11,549
7,848	9.00	7/25/20		8,878
33,362	9.00	9/25/20		37,640
21,659	9.00	10/25/20		24,069
348,007	9.00	1/25/21		402,016
39,755	9.00	8/1/22		47,739
162,105	9.00	11/25/28		181,316
1,031,297	9.00	6/25/30		1,249,409
207,438	9.00	10/25/30		250,833
22,418	9.05	12/25/18		24,175
34,909	9.25	1/25/20		39,125
776,365	9.37	6/25/32	[1]	885,149
31,060	9.50	12/25/18		34,486

See accompanying notes to schedule of investments.
JUNE 30, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

70,464	9.50	3/25/20		79,914
8,425	9.50	4/25/20		9,578
47,993	9.50	11/25/20		54,362
204,198	9.50	11/25/31		249,347
488,986	9.50	12/25/41		581,464
46,144	9.50	12/25/41		53,005
118,643	9.60	3/25/20		134,685
3,729,897	10.28	7/25/37	[1]	4,093,375
2,553,322	10.60	9/25/42	[1]	3,211,772
1,211,837	11.08	6/25/44	[1]	1,457,834
125,016	11.84	3/25/39	[1]	145,423

				159,220,794

Government National Mortgage Association - 2.8%
519,735	6.50	9/20/28		589,810
625,858	6.88	3/16/41	[1]	662,198
1,916,044	7.00	9/16/23		2,039,422
7,538,104	7.00	5/20/38		8,227,094
4,096,023	7.00	2/16/40		4,755,696
885,937	7.00	5/20/42		1,030,005
141,836	7.50	5/16/27		163,726
39,606	8.50	2/20/32		48,466

				17,516,417

Vendee Mortgage Trust - 4.4%
7,606,936	3.75	12/15/33		7,921,772
150,116	6.00	2/15/30		151,842
5,336,859	6.50	8/15/31		6,140,846
278,435	6.98	7/15/30	[1]	314,750
2,482,872	7.00	3/15/28		2,888,781
653,383	7.25	9/15/22		712,884
883,271	7.25	9/15/25		1,010,514
1,045,928	7.75	5/15/22		1,202,675
1,429,611	7.75	9/15/24		1,680,228
4,279,940	7.85	3/15/25	[1]	4,928,081
428,852	8.00	2/15/25		508,351
182,128	8.29	12/15/26		219,858

				27,680,582

Total Collateralized Mortgage Obligations
(cost: $307,298,677)				311,212,715

Asset-Backed Securities - 3.6%
Federal Home Loan Mortgage Corporation - 0.5%
6,503	6.09	9/25/29	[1]	6,510
250,000	6.28	10/27/31	[14]	280,156
2,671,114	7.16	7/25/29		3,040,366

				3,327,032

Federal National Mortgage Association - 0.5%
53,052	0.49	11/25/32	[1]	48,498
432,153	4.72	10/25/33	[14]	462,224
422,275	5.41	9/26/33	[14]	464,672

Principal Amount ($)/ Contracts	Coupon Rate (%)	Maturity Date		Fair Value ($)

146,510	5.69	2/25/33	[14]	163,069
159,041	6.47	10/25/31	[14]	166,417
959,029	6.59	10/25/31	[14]	1,048,537
254,721	6.63	5/25/32	[1]	256,558
66,033	6.83	7/25/31	[14]	68,562
32,072	7.80	6/25/26	[1]	31,932

				2,710,469

Small Business Administration - 2.6%
6,697,118	5.87	7/1/28		7,561,711
2,343,882	7.13	10/1/20		2,567,595
3,507,402	7.33	8/1/20		3,846,264
2,301,038	8.03	5/1/20		2,563,501

				16,539,071

Total Asset-Backed Securities
(cost: $22,469,237)				22,576,572

Put Options Purchased [10] - 0.0%
5,000	U.S. Treasury 5 Year Future Put Options: $ 117.25 strike September 2014 expiration			234,375

(cost: $818,065)
Total Investments in Securities - 94.7%
(cost: $590,994,789)				595,646,730

Call Options Written [10] - (0.3%)
(1,200)	U.S. Treasury 2 Year Future Call Options: $ 109.63 strike August 2014 expiration			(487,500)
(1,800)	U.S. Treasury 5 Year Future Call Options: $ 119 strike August 2014 expiration			(1,139,063)

Total Call Options Written
(premiums received: $1,991,190)				(1,626,563)

Other Assets and Liabilities, net - 5.6%				35,084,095

Total Net Assets - 100.0%				$629,104,262

[1]	Variable rate security. Rate disclosed is as of June 30, 2014.

[10]	The amount of $16,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2014.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of June 30, 2014.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit U.S. Government Securities Fund (Continued)

For a detailed list of security holdings, refer to our company website at www.sitfunds.com.

A summary of the levels for the Fund’s investments as of June 30, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	261,623,068	—	261,623,068
Collateralized Mortgage Obligations	—	311,212,715	—	311,212,715
Asset-Backed Securities	—	22,576,572	—	22,576,572
Put Options Purchased	234,375	—	—	234,375
	234,375	595,412,355	—	595,646,730
Liabilities
Call Options Written	(1,626,563)	—	—	(1,626,563)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
JUNE 30, 2014	7

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put options and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

During the three months ended June 30, 2014, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased Put Options	$790,548	—	$3,525,000
Written Call Options	—	$2,746,139	5,440,000

The number of open option contracts outstanding as of June 30, 2014 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of June 30, 2014

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	$234,375	—
Written call options	—	$1,626,563

8

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014 (Continued)

Transactions in written options for the three months ended June 30, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2014	4,640	$3,501,087
Call options written	6,800	4,629,940
Call options expired	(2,000)	(271,220)
Call options closed	(6,440)	(5,868,617)
Outstanding, June 30, 2014	3,000	$1,991,190

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of June 30, 2014 is included with the Fund’s schedule of investments.

JUNE 30, 2014	9

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014 (Continued)

At June 30, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
U.S. Government Securities	$12,299,512	($7,647,571)	$4,651,941	$590,994,789

10

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 11, 2014
By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	August 11, 2014